PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]	Property and equipment consists of the following:

	December 31, 2011	December 31, 2010
Office equipment	$15,833	$15,833
Accumulated depreciation	(7,042)	(3,874)
Carrying value	$8,791	$11,959